Intangible asset	12 Months Ended
Dec. 31, 2018
Intangible Asset
19. Intangible asset

Acquired computer software
RMB’000
Cost
At January 1, and December 31, 2017	-
Additions	9
At December 31, 2018	9

Accumulated amortization
At January 1, and December 31, 2017 and 2018	-

Net book value
At December 31, 2017	-
At December 31, 2018	9